Annual Fund Operating Expenses - WisdomTree Global ex-U.S. Quality Growth Fund - WisdomTree Global ex-U.S. Quality Growth Fund	Mar. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.42%	[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.02% and “Total Annual Fund Operating Expenses” would be 0.44%.